Intangible Assets - Turkcell 2G, 3G and 4.5G Licenses - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	₺ 14,661,779	₺ 12,367,784	₺ 11,308,062
Turkcell 2G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	57,478	103,460
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	276,957	320,599
Turkcell 4.5G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	₺ 2,882,117	₺ 3,320,721